Share-Based Compensation - Schedule of Compensation Expense Recognized for Share-Based Awards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses	¥ 43,168	¥ 116,611	¥ 5,821
Restricted Shares Owned by the Founder – Equity Component
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses		826	2,670
Restricted Shares Owned by the Founder – Liability Component
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses		212	286
Restricted Shares Owned by the Founder on Behalf of Certain Key Management Founders
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses		14	48
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses	¥ 43,168	25,391	¥ 2,817
Shares Awarded to Mr. Chen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses		¥ 90,168